SHAREHOLDERS' EQUITY (Share Capital) (Details) $ / shares in Units, $ in Thousands	Mar. 18, 2019 USD ($) $ / shares
Stockholders' Equity Note [Abstract]
Cash dividend declare per share | $ / shares	$ 0.45
Dividend payable | $	$ 24,864